Segment reporting	6 Months Ended
Jun. 30, 2013
Segment reporting [Abstract]
Segment reporting

11. Segment reporting

The Group's long-lived assets and revenue are mainly located in and derived from the PRC. Starting in 2012, a small portion of the Group's long-lived assets and revenue are located in and derived from the United States. The Group considers that each of its individual property developments is a discrete operating segment. The Group has aggregated its segments in the PRC on a provincial basis as property development projects undertaken within a province have similar expected economic characteristics, type of properties offering, customers and market and regulatory environment. The Group's reportable operating segments are comprised of Henan Province, Shandong Province, Jiangsu Province, Sichuan Province, Anhui Province and Beijing, in the PRC; and the United States.

Each geographic operating segment is principally engaged in the construction and development of residential real estate units. The "other" category relates to investment holdings, property management services, installation of intercom systems, landscaping, engineering and management, real estate sale, purchase and lease activities. The accounting policies of the various segments are the same as those described in Note 2, "Summary of Significant Accounting Policies".

The Group's chief operating decision maker relies upon net sales, gross profit and net income when making decisions about allocating resources and assessing performance of the Group. Net sales for geographic segments are generally based on the location of the project development. Net income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment.

No single customer accounted for more than 10% of net sales for the six months ended June 30, 2012 and 2013.

Summary information by operating segment is as follows:

June 30, 2012	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	179,066,196	45,248,339	146,240,351	52,716	48,906,941	-	-	6,128,584	425,643,127
Total cost of revenue	(110,715,421)	(36,598,157)	(108,725,734)	(25,625)	(37,430,412)	-	-	(5,430,842)	(298,926,191)
Gross profit	68,350,775	8,650,182	37,514,617	27,091	11,476,529	-	-	697,742	126,716,936
Operating income (loss)	55,122,869	7,190,582	32,614,853	18,242	10,024,112	(227,477)	(679,944)	(5,110,691)	98,952,546
Total assets	699,936,751	220,334,447	301,318,230	10,203,396	110,522,860	16,718,076	260,589	37,888,921	1,397,183,270

June 30, 2013	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	169,560,784	128,993,914	48,967,327	(508)	7,789,307	-	5,225,589	7,376,131	367,912,544
Total cost of revenue	(95,887,711)	(101,898,836)	(36,266,033)	(25,854)	2,658,692	-	(5,057,573)	(5,883,170)	(242,360,485)
Gross profit	73,673,073	27,095,078	12,701,294	(26,362)	10,447,999	-	168,016	1,492,961	125,552,059
Operating income (loss)	59,819,738	24,303,748	10,634,320	(31,377)	9,897,330	(2,371,295)	(391,330)	(3,407,411)	98,453,723

Total assets	641,848,343	266,962,367	309,739,992	9,928,853	97,543,140	193,505,373	31,486,105	242,214,336	1,793,228,509